Unearned Revenue/ Accrued revenue (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Received In Advance And Unearned Revenue
Unearned Revenue And Cash Received In Advance
	December 31,
	2014	2015
Unearned Revenue
Cash received in advance of service provided – Current liability	$3,265	$1,956
Deferred revenue resulting from varying charter rates
Current liability	334	0
Total Unearned Revenue	$3,599	$1,956

Accrued Revenue
Resulting from revenue earned prior to cash being received – Current asset	$212	$87
Resulting from varying charter rates –Non Current asset	452	918
Total Accrued Revenue	$664	$1,005